Revenues	6 Months Ended
Jun. 30, 2018
Revenues
Revenues

16. Revenues

              The following table presents revenue disaggregated by customers and major product lines, and reconciles disaggregated revenue with reportable segments:

	Six Months Ended June 30, 2018

	Innovation Platform	Commercial Platform	Total

	(in US$'000)
Customers
Third parties	8,548	85,116	93,664
Related parties (Note 18 (i))	5,076	3,449	8,525

	13,624	88,565	102,189

Major product lines (note)
Goods	—	82,912	82,912
Services	13,624	5,653	19,277

	13,624	88,565	102,189

Note: Sales of goods are recognized at a point-in-time and sales of services are recognized over time. The implementation of the two-invoice system in China has resulted in a shift from a gross sales of goods revenue model to a net fee-for-service revenue model in the Group's Commercial Platform, as we do not obtain control of the goods for distribution for relevant transactions.

              The following table presents balances from contracts with customers:

	June 30, 2018	December 31, 2017

	(in US$'000)
Innovation Platform
Receivables—included in accounts receivable	6,483	6,535
Deferred revenue—current portion (note (a))	(1,999)	(1,295)
Deferred revenue—noncurrent portion (note (a))	(924)	(809)

Commercial Platform
Receivables—included in accounts receivable	40,486	35,735
Deferred revenue—current portion (note (b))	(1,754)	—

Notes:

(a)

Innovation Platform deferred revenue relates to the unamortized upfront and milestone payments and advance consideration received for cost reimbursements, which are attributed to research and development services that have not yet been rendered as at the reporting date.

(b)

Commercial Platform deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.

              For the six months ended June 30, 2018, revenue of US$1.2 million was recognized that was included in the deferred revenue balance as at January 1, 2018 (which includes US$2.1 million deferred revenue as at December 31, 2017, US$0.7 million of payments in advance from customers reclassified from other payables, accruals and advance receipts (Note 11) and US$1.1 million cumulative adjustment upon adoption of ASC 606). Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

June 30, 2018

(in US$'000)
Not later than 1 year	3,753
Between 1 to 2 years	661
Between 2 to 3 years	253
Between 3 to 4 years	10

Total deferred revenue	4,677

Innovation Platform

              Innovation Platform revenue is mainly from license and collaboration agreements as follows:

License and collaboration agreement with Eli Lilly

              On October 8, 2013, the Group entered into a licensing, co-development and commercialization agreement in China with Eli Lilly ("Lilly") relating to fruquintinib ("Lilly Agreement"), a targeted oncology therapy for the treatment of various types of solid tumors. Under the terms of the Lilly Agreement, the Group is entitled to receive a series of payments up to US$86.5 million, including upfront payments and development and regulatory approval milestones. Should fruquintinib be successfully commercialized in China, the Group would receive tiered royalties from 15% to 20% on all sales in China. Development costs after the first development milestone are shared between the Group and Lilly.

              Upfront and milestone payments in the Lilly Agreement are summarized as follows:

(in US$'000)

Upfront payment	6,500
Development milestone payments achieved as at June 30, 2018	25,000
Remaining development and regulatory approval milestone payments	55,000

86,500

              In addition, the Group also signed an option agreement which grants Lilly an exclusive option to expand the fruquintinib rights beyond Hong Kong and China. The option agreement further sets out certain milestone payments and royalty rates that apply in the event the option is exercised on a global basis. However, these are subject to further negotiation should the option be exercised on a specific territory basis as opposed to a global basis. The option was determined at the inception of the contract to have minimal value. As at June 30, 2018, the option has not been exercised.

              The Group adopted ASC 606 on January 1, 2018 and reassessed the Lilly Agreement under the new standard, which resulted in US$0.1 million recognition of previously deferred revenue as a cumulative adjustment to opening accumulated losses as at January 1, 2018, summarized as follows (in US$ millions).

	ASC 605		ASC 606

	December 31, 2017	Opening Adjustments	January 1, 2018

Cumulative amounts recognized to accumulated losses from:
Upfront payment (note (a))	5.7	0.5	6.2
Milestone payments (note (b))	23.7	(0.4)	23.3

	29.4	0.1	29.5

Notes:

(a)	Upfront payment amounts deferred under ASC 605, but was allocated to the license to fruquintinib transferred at inception under ASC 606, resulting in additional revenue recognition on adoption.
(b)

Milestone payments had been fully recognized under ASC 605's milestone method, but was allocated to the portion of research and development services that had not been performed under ASC 606, resulting in deferral of revenue on adoption.

              Under ASC 606, the Group identified the following performance obligations under the Lilly Agreement: (1) the license to fruquintinib and (2) the research and development services for the specified indications. The transaction price includes the upfront payment, research and development cost reimbursements, milestone payments and sales-based royalties. Milestone payments were not included in the transaction price until it became probable that a significant reversal of revenue would not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation was based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. Based on this estimation, proportionate amounts of transaction price to be allocated to the license to fruquintinib and the research and development services were 90% and 10% respectively. Control of the license to fruquintinib transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Conversely, research and development services for each specified indication are performed over time and amounts allocated are recognized over time using the prior and estimated future development costs for fruquintinib as a measure of progress.

              Under ASC 606, the Group recognized US$5.7 million, US$0.1 million and US$0.2 million revenue during the six months ended June 30, 2018 for research and development cost reimbursements, the amortization of the upfront payment and the amortization of the milestone payments respectively.

              Under ASC 605, the Group recognized US$6.0 million, US$0.5 million and US$4.5 million revenue during the six months ended June 30, 2017 for research and development services, amortization of the upfront payment and the achievement of the milestone in relation to the acceptance of a new drug application by the China Food and Drug Administration (now the China National Drug Administration) for fruquintinib as a treatment of patients with advanced colorectal cancer respectively.

License and collaboration agreement with AstraZeneca

              On December 21, 2011 (as amended on August 1, 2016), the Group and AstraZeneca ("AZ") entered into a global licensing, co-development, and commercialization agreement for savolitinib ("AZ Agreement"), a novel targeted therapy and a highly selective inhibitor of the c-Met receptor tyrosine kinase for the treatment of cancer. Under the terms of the AZ Agreement, the Group is entitled to receive a series of payments including upfront payments and development, first-sale and commercial sale milestones. Should savolitinib be successfully commercialized outside China, the Group would receive tiered royalties from 14% to 18% on all sales outside of China. After total aggregate sales of savolitinib have reached US$5 billion, this royalty will step down over a two-year period to an ongoing tiered royalty rate from 10.5% to 14.5%. Should savolitinib be successfully commercialized in China, the Group would receive fixed royalties of 30% based on all sales in China. Development costs for savolitinib in China will be shared between the Group and AZ, with the Group continuing to lead the development in China. AZ will lead and pay for the development of savolitinib for the rest of the world, except for Phase III clinical trial costs related to developing savolitinib for papillary renal cell carcinoma which the Group shall pay for up to a maximum of US$50 million.

              Upfront and milestone payments in the AZ Agreement are summarized as follows:

(in US$'000)

Upfront payment	20,000
Development milestone payments achieved as at June 30, 2018	25,000
Remaining development and first-sale milestone payments (note)	95,000

140,000

Note: The AZ Agreement also contains possible significant future commercial sale milestones.

              The Group adopted ASC 606 on January 1, 2018 and reassessed the AZ Agreement under the new standard, which resulted in US$1.2 million deferral of previously recognized revenue as a cumulative adjustment to opening accumulated losses as at January 1, 2018, summarized as follows (in US$ millions).

	ASC 605		ASC 606

	December 31, 2017	Opening Adjustments	January 1, 2018

Cumulative amounts recognized to accumulated losses from:
Upfront payment (note (a))	19.6	(0.3)	19.3
Milestone payments (note (b))	24.9	(0.9)	24.0

	44.5	(1.2)	43.3

Notes:

(a)

Upfront payment amounts allocated to research and development services recognized under ASC 606 differed from ASC 605 due to a different basis in measuring progress on adoption, resulting in deferral of revenue.

(b)

Milestone payments had been fully recognized under ASC 605's milestone method, but was allocated to the portion of research and development services that had not been performed under ASC 606, resulting in deferral of revenue on adoption.

              Under ASC 606, the Group identified the following performance obligations under the AZ Agreement: (1) the license to savolitinib and (2) the research and development services for the specified indications. The transaction price includes the upfront payment, research and development cost reimbursements, milestone payments and sales-based royalties. Milestone payments were not included in the transaction price until it became probable that a significant reversal of revenue would not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation was based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. Based on this estimation, proportionate amounts of transaction price to be allocated to the license to savolitinib and the research and development services were 95% and 5% respectively. Control of the license to savolitinib transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Conversely, research and development services for each specified indication are performed over time and amounts allocated are recognized over time using the prior and estimated future development costs for savolitinib as a measure of progress.

              Under ASC 606, the Group recognized US$2.4 million, US$0.1 million and US$0.1 million revenue during the six months ended June 30, 2018 for research and development cost reimbursements, the amortization of the upfront payment and the amortization of milestone payments respectively.

              Under ASC 605, the Group recognized US$1.8 million, approximately US$0.1 million and US$5.0 million revenue during the six months ended June 30, 2017 for research and development services, amortization of the upfront payment and the achievement of the milestone in relation to the Phase III initiation for the secondary indication papillary renal cell carcinoma respectively.